Indemnifications	12 Months Ended
Dec. 31, 2012
Indemnifications [Abstract]
Indemnifications

Note 11. Indemnifications

In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties that provide indemnifications under certain circumstances. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. The Managing Member expects the risk of any future obligations under these indemnifications to be remote.